Summary of number and weighted average exercise prices of deferred shares units (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Number of Options, Beginning | shares	76,024	76,024	74,371
Weighted average exercise price, beginning | $ / shares	$ 25.77	$ 25.77	$ 20.74
Number of Options, Canceled/Forfeited | shares		(26,728)	(6,442)
Weighted average exercise price, Cancelled / Forfeited | $ / shares	14.42		$ 12.07
Number of Options, Ending | shares		49,296	80,878
Weighted average exercise price, ending | $ / shares	$ 30.98		$ 26.22
Number of Options, Granted - Replacement options | shares			12,949
Weighted average exercise price, Granted - Replacement options | $ / shares			$ 50.65